Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 3,369	₱ 4,763
Total assets	63,671	95,747
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Total assets	3,411	5,086
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	1	140
Current Portion of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 41	₱ 183